Schedule of Investments (unaudited)
December 31, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	151	$ 155,356
Total Asset-Backed Securities — 0.0% (Cost: $151,004)			155,356
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 15.1%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	1,005,106
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 0.99%, 09/15/34(a)(b)		3,928	3,923,218
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	419,828
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,252,055
Series 2018-DSNY, Class A, (1 mo. LIBOR US + 0.85%), 0.96%, 09/15/34(a)(b)		665	664,092
BANK
Series 2018-BN11, Class B, 4.35%, 03/15/61(b)		1,769	1,957,758
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	5,228,216
BFLD, Series 2019-DPLO, Class A, (1 mo. LIBOR US + 1.09%), 1.20%, 10/15/34(a)(b)		70	69,916
BFLD TRUST Mortgage-Backed Securities, Series 2020-EYP, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 10/15/35(a)(b)		2,778	2,779,363
BPR Trust, Series 2021-TY, Class A, (1 mo. LIBOR US + 1.05%), 1.16%, 09/15/38(a)(b)		2,863	2,857,542
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	4,102,071
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.03%, 10/15/36(a)(b)		1,843	1,843,339
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.56%, 10/15/36(a)(b)		3,570	3,563,274
Series 2020-FOX, Class D, (1 mo. LIBOR US + 2.10%), 2.21%, 11/15/32(a)(b)		2,609	2,608,536
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,980	5,110,594
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 1.02%, 12/15/28(a)(b)		4,960	4,958,505
Series 2021-SOAR, Class A, (1 mo. LIBOR US + 0.67%), 0.78%, 06/15/38(a)(b)		4,150	4,126,704
Series 2021-VINO, Class A, (1 mo. LIBOR US + 0.65%), 0.76%, 05/15/38(a)(b)		1,200	1,194,762
Series 2021-VINO, Class B, (1 mo. LIBOR US + 0.85%), 0.96%, 05/15/38(a)(b)		910	905,487
BX Trust
Series 2018-BILT, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 05/15/30(a)(b)		442	440,752
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		5,432	5,717,523
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,532,188
CD Mortgage Trust, Series 2018-CD7, Class C, 4.85%, 08/15/51(b)		1,800	1,950,355
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,253,852
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/35(a)		4,700	4,791,360
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.04%, 11/15/36(a)(b)		715	714,561
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1 mo. LIBOR US + 1.40%), 1.51%, 08/15/36(a)(b)	USD	410	$ 408,968
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class B, 4.22%, 12/10/49(b)		895	957,736
Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	129,564
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(b)		1,570	1,596,642
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 03/10/31(a)		1,950	1,998,861
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	2,127,244
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,215	1,274,055
Series 2015-CR27, Class B, 4.34%, 10/10/48(b)		2,917	3,097,782
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		2,891	3,003,930
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	436,940
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		3,960	4,037,101
Series 2019-521F, Class B, (1 mo. LIBOR US + 1.10%), 1.21%, 06/15/34(a)(b)		1,304	1,286,048
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 1.09%, 05/15/36(a)(b)		763	762,770
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class A, 2.26%, 08/15/37(a)		1,207	1,216,582
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	272,307
Series 2021-980M, Class A, 2.39%, 07/15/31(a)		1,090	1,092,275
Series 2021-BHAR, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 11/15/38(a)(b)		2,270	2,270,425
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)		1,003	1,103,278
Series 2019-C16, Class A3, 3.33%, 06/15/52		3,124	3,341,689
Series 2019-C17, Class C, 3.93%, 09/15/52		1,203	1,245,442
DBGS Mortgage Trust, Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.50%), 1.61%, 06/15/33(a)(b)		2,307	2,278,055
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)		2,047	2,130,848
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)		1,887	1,968,482
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 02/15/38(a)(b)		960	958,847
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	897,338
Great Wolf Trust, Series 2019-WOLF, Class A, (1 mo. LIBOR US + 1.03%), 1.14%, 12/15/36(a)(b)		2,961	2,957,396
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	1,013,170
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	774,202
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		300	304,698
Series 2015-GC34, Class B, 4.47%, 10/10/48(b)		1,500	1,601,241
Series 2020-TWN3, Class A, (1 mo. LIBOR US + 2.00%), 2.11%, 11/15/37(a)(b)		5,300	5,319,686
Series 2021-DM, Class A, (1 mo. LIBOR US + 0.89%), 0.99%, 11/15/36(a)(b)		4,010	4,009,032
Series 2021-IP, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 10/15/36(a)(b)		2,660	2,658,313
Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 05/15/26(a)(b)		730	725,923
Series 2021-STAR, Class A, (1 mo. LIBOR US + 0.95%), 1.05%, 12/15/36(a)(b)		3,400	3,398,336

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 05/15/38(a)(b)	USD	100	$ 99,938
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	686,236
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(b)		2,425	2,497,047
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		349	361,052
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		3,258	3,370,209
Series 2016-C1, Class ASB, 3.32%, 03/15/49		2,779	2,884,992
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		1,790	1,855,866
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	896,584
Series 2020-609M, Class A, (1 mo. LIBOR US + 1.37%), 1.48%, 10/15/33(a)(b)		2,000	1,999,371
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.88%, 10/15/33(a)(b)		600	598,544
Series 2020-MKST, Class B, (1 mo. LIBOR US + 1.05%), 1.16%, 12/15/36(a)(b)		1,540	1,525,042
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,188,215
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B, (1 mo. LIBOR US + 0.80%), 0.91%, 12/15/37(a)(b)		165	163,759
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		2,340	2,366,293
Med Trust, Series 2021-MDLN, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 11/15/38(a)(b)		3,750	3,745,488
MF1
Series 2021-W10, Class A, (SOFR (30-day) + 1.07%), 1.12%, 12/15/34(a)(b)		480	481,610
Series 2021-W10, Class B, (SOFR (30-day) + 1.37%), 1.42%, 12/15/34(a)(b)		640	642,121
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,222,471
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		3,183	3,305,742
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	822,751
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	1,097,848
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 07/15/35(a)(b)		1,910	1,906,379
MSCG Trust
Series 2018-SELF, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 10/15/37(a)(b)		661	660,593
Series 2018-SELF, Class C, (1 mo. LIBOR US + 1.18%), 1.29%, 10/15/37(a)(b)		2,015	2,007,399
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,902	1,972,511
Series 2018-4, Class MA, 3.50%, 03/25/58		2,010	2,086,800
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		2,861	2,968,960
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		3,076	3,198,133
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,711,903
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,385,217
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 1.31%, 05/15/31(a)(b)		3,516	3,513,667
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A4, 3.41%, 08/15/47		2,366	2,441,130
Series 2014-LC14, Class A4, 3.77%, 03/15/47		5,374	5,564,146
			189,854,180
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class XA, 0.97%, 05/15/53(a)(b)	USD	1,588	$ 106,114
Series 2021-MF3, Class XA, 0.74%, 10/15/54(a)(b)		2,932	159,845
BANK
Series 2020-BN29, Class XA, 1.35%, 11/15/53(b)		4,312	421,991
Series 2021-BN33, Class XA, 1.06%, 05/15/64(b)		15,863	1,215,935
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.62%, 10/15/53(b)		15,537	1,581,294
Series 2020-B21, Class XA, 1.46%, 12/17/53(b)		3,864	398,023
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.70%, 10/10/47(b)		43,509	704,511
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.56%, 06/15/52(b)		12,990	1,226,920
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		2,533	25
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.48%, 10/15/52(b)		10,260	921,736
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.74%, 05/15/51(b)		8,572	324,735
Series 2020-C58, Class XA, 1.88%, 07/15/53(b)		4,708	607,595
Series 2021-C59, Class XA, 1.55%, 04/15/54(b)		3,995	446,757
			8,115,481
Total Non-Agency Mortgage-Backed Securities — 15.7% (Cost: $198,262,009)			197,969,661
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.2%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		275	285,700
Series 2010-141, Class LZ, 4.50%, 12/25/40		526	550,030
Series 2011-131, Class LZ, 4.50%, 12/25/41		290	301,954
Series 2011-8, Class ZA, 4.00%, 02/25/41		850	911,565
Series 2013-81, Class YK, 4.00%, 08/25/43		200	227,826
Series 2017-76, Class PB, 3.00%, 10/25/57		900	946,423
Series 2018-21, Class CA, 3.50%, 04/25/45		1,234	1,252,992
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.11%, 05/25/48(b)		2,678	2,947,415
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		339	370,773
Series 3780, Class ZA, 4.00%, 12/15/40		1,261	1,396,164
Series 3960, Class PL, 4.00%, 11/15/41		900	1,003,459
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,458,887
Series 4384, Class LB, 3.50%, 08/15/43		1,400	1,478,242
Ginnie Mae
Series 2014-107, Class WX, 6.80%, 07/20/39(b)		481	551,766
Series 2016-123, Class LM, 3.00%, 09/20/46		600	636,087
Series 2019-5, Class P, 3.50%, 07/20/48		645	672,993
			14,992,276
Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,241	111,121
Series 2014-68, Class YI, 4.50%, 11/25/44		593	103,525
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.15%, 09/25/45(b)		3,924	646,609
Series 2015-74, Class IA, 6.00%, 10/25/45		5,130	1,120,836
Series 2015-77, Class IO, 6.00%, 10/25/45		6,030	1,321,544
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 6.00%, 09/25/46(b)		1,641	284,768
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 6.00%, 05/25/39(b)		2,133	352,183

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 6.00%, 05/25/47(b)	USD	2,636	$ 501,384
Series 2017-68, Class IE, 4.50%, 09/25/47		2,331	363,042
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.05%, 09/25/47(b)		1,676	310,989
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.95%, 06/25/49(b)		4,179	812,974
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 6.00%, 07/25/49(b)		1,442	253,216
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 6.00%, 03/25/49(b)		11,104	1,926,737
Series 2020-32, Class IO, 4.00%, 05/25/50		2,569	382,471
Series 2020-32, Class PI, 4.00%, 05/25/50		2,666	395,452
Series 2021-23, Class CI, 3.50%, 07/25/46		3,284	527,267
Series 2021-41, Class IO, 3.50%, 07/25/51		6,261	960,721
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		366	25,452
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 6.04%, 10/15/42(b)		2,002	359,718
Series 4533, Class JI, 5.00%, 12/15/45		1,021	199,396
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 6.00%, 07/25/49(b)		2,524	430,446
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 5.85%, 12/25/49(b)		5,472	865,047
Series 5159, Class KI, 3.00%, 11/25/51		3,227	292,233
Series 5159, Class PI, 3.00%, 11/25/51		5,219	546,731
Series 5176, Class QI, 3.00%, 12/25/51		2,976	326,083
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.10%, 07/20/47(b)		2,167	365,692
Series 2017-139, Class IB, 4.50%, 09/20/47		1,147	179,043
Series 2017-144, Class DI, 4.50%, 09/20/47		796	126,441
Series 2020-115, Class IM, 3.50%, 08/20/50		3,063	404,146
Series 2020-146, Class DI, 2.50%, 10/20/50		3,891	430,936
Series 2020-162, Class TI, 2.50%, 10/20/50		6,962	730,536
Series 2020-175, Class DI, 2.50%, 11/20/50		1,409	161,611
Series 2020-185, Class MI, 2.50%, 12/20/50		4,840	588,794
Series 2021-104, Class IH, 3.00%, 06/20/51		5,028	674,052
			17,081,196
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae, Series 2020-M21, Class AX, 1.81%, 01/25/58(b)		5,429	933,155
Freddie Mac
Series K094, Class X1, 0.88%, 06/25/29(b)		4,306	251,859
Series K104, Class X1, 1.13%, 01/25/30(b)		4,212	330,978
Series K105, Class X1, 1.52%, 03/25/53(b)		13,628	1,461,096
Series K107, Class X1, 1.59%, 01/25/30(b)		3,754	419,994
Series K109, Class X1, 1.58%, 04/25/30(b)		2,870	322,574
Series K110, Class X1, 1.70%, 04/25/30(b)		1,201	143,354
Series K113, Class X1, 1.39%, 06/25/30(b)		4,900	496,591
Series K115, Class X1, 1.33%, 06/25/30(b)		5,929	579,436
Series K116, Class X1, 1.43%, 07/25/30(b)		2,090	215,585
Series K119, Class X1, 0.93%, 09/25/30(b)		3,317	231,328
Series K120, Class X1, 1.04%, 10/25/30(b)		16,893	1,311,141
Series K122, Class X1, 0.88%, 11/25/30(b)		5,078	342,455
Ginnie Mae
Series 2013-63, Class IO, 0.76%, 09/16/51(b)		11,889	319,714
Series 2016-105, Class IO, 0.78%, 10/16/57(b)		10,329	379,634
Series 2016-151, Class IO, 1.01%, 06/16/58(b)		29,489	1,483,013
Series 2016-45, Class IO, 0.80%, 02/16/58(b)		7,838	344,632
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2017-61, Class IO, 0.78%, 05/16/59(b)	USD	1,826	$ 88,910
Series 2017-64, Class IO, 0.75%, 11/16/57(b)		8,231	413,650
			10,069,099
Mortgage-Backed Securities — 163.7%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 02/01/51		3,356	3,395,641
2.50%, 09/01/27 - 12/01/35		23,758	24,707,242
3.00%, 04/01/28 - 08/01/50		23,044	24,336,502
3.50%, 03/01/29 - 06/01/49		23,250	24,761,177
4.00%, 02/01/31 - 08/01/51		9,919	10,770,652
4.50%, 05/01/24 - 02/01/50		21,581	23,437,120
5.00%, 02/01/35 - 01/01/49		8,404	9,409,701
5.50%, 05/01/34 - 05/01/44		3,522	3,969,586
6.00%, 02/01/38 - 07/01/41		2,167	2,508,887
6.50%, 07/01/37 - 01/01/38		30	32,985
Freddie Mac Mortgage-Backed Securities
2.00%, 10/01/51		1,521	1,517,664
2.50%, 02/01/30 - 04/01/31		2,209	2,301,922
3.00%, 09/01/27 - 08/01/50		31,644	33,385,924
3.50%, 02/01/31 - 06/01/50		27,304	29,304,877
4.00%, 08/01/40 - 06/01/50		26,854	29,219,065
4.50%, 05/01/24 - 09/01/48		919	1,005,892
5.00%, 05/01/28 - 03/01/49		3,658	4,090,303
5.50%, 01/01/28 - 06/01/41		837	948,789
6.00%, 08/01/28 - 11/01/39		374	432,062
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/52(c)		73,004	73,663,100
2.50%, 01/15/52(c)		69,491	71,140,339
3.00%, 12/20/44 - 01/15/52(c)		82,496	85,365,113
3.50%, 01/15/42 - 01/15/52(c)		42,369	44,277,503
4.00%, 04/20/39 - 01/15/52(c)		31,456	33,467,181
4.50%, 09/20/39 - 08/20/50		7,834	8,458,082
5.00%, 07/15/33 - 01/15/52(c)		6,905	7,448,456
5.50%, 07/15/38 - 12/20/41		527	606,140
Uniform Mortgage-Backed Securities
1.50%, 01/01/37 - 01/01/52(c)		71,831	70,646,889
2.00%, 01/01/37 - 01/01/52(c)		528,867	528,066,482
2.50%, 01/01/37 - 01/01/52(c)		674,182	687,347,189
3.00%, 01/01/37 - 01/01/52(c)		90,742	93,998,719
3.50%, 01/01/37 - 01/01/52(c)		35,554	37,428,667
4.00%, 01/01/52(c)		79,526	84,568,104
5.00%, 01/01/52(c)		8,883	9,679,836
			2,065,697,791
Total U.S. Government Sponsored Agency Securities — 167.1% (Cost: $2,115,379,938)			2,107,840,362
Total Long-Term Investments — 182.8% (Cost: $2,313,792,951)			2,305,965,379
Short-Term Securities
Certificates of Deposit — 25.3%
Bank of Nova Scotia, Houston, 0.20%, 09/23/22		37,300	37,243,336
Mizuho Bank Ltd., New York, 0.17%, 06/17/22		37,300	37,272,514
MUFG Bank Ltd., New York, 0.21%, 09/20/22		37,700	37,644,470
Natixis, New York, 0.30%, 10/20/22		38,200	38,154,381
Royal Bank of Canada, New York
0.20%, 09/23/22		37,500	37,451,314
0.27%, 10/20/22		38,000	37,959,551
Toronto-Dominion Bank, New York
0.20%, 09/23/22		37,700	37,645,503

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank, New York
0.27%, 10/20/22	USD	30,500	$ 30,463,083
Westpac Banking Corporation, New York, 0.27%, 10/20/22		25,000	24,973,793
			318,807,945
Shares
Money Market Funds — 0.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(d)	6,141,366	6,141,366
		Par (000)
U.S. Treasury Obligations(e) — 23.0%
U.S. Treasury Bills
0.05%, 02/10/22	USD	8,743	8,742,700
0.05%, 02/17/22		136,288	136,282,889
0.06%, 02/22/22		1,312	1,311,968
0.05%, 02/24/22		7,905	7,904,686
0.05%, 03/10/22		13,703	13,701,932
0.04%, 03/17/22		2,807	2,806,686
0.04%, 03/24/22		32,052	32,048,011
0.05%, 04/07/22		14,082	14,079,316
0.05%, 04/14/22		11,436	11,433,594
0.05%, 04/21/22		9,641	9,638,867
0.06%, 05/19/22		41,448	41,432,694
0.09%, 05/26/22		6,158	6,155,701
0.17%, 06/23/22		4,430	4,426,475
0.18%, 06/30/22		834	833,237
			290,798,756
Total Short-Term Securities — 48.8% (Cost: $616,146,368)			615,748,067
Total Investments Before Options Written and TBA Sale Commitments — 231.6% (Cost: $2,929,939,319)			2,921,713,446
Security		Par (000)	Value
TBA Sale Commitments(c)
Mortgage-Backed Securities — (70.7)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 01/15/52	USD	(12,166)	$ (12,458,731)
3.00%, 01/15/52		(1,963)	(2,031,023)
3.50%, 01/15/52		(2,563)	(2,668,713)
4.00%, 01/15/52		(1,078)	(1,135,170)
4.50%, 01/15/52		(3,764)	(3,975,401)
5.00%, 01/15/52		(465)	(495,772)
Uniform Mortgage-Backed Securities
1.50%, 01/01/52		(740)	(714,595)
2.00%, 01/01/37 - 01/01/52		(281,478)	(281,449,307)
2.50%, 01/01/37 - 01/01/52		(503,003)	(513,051,645)
3.00%, 01/01/37 - 01/01/52		(23,345)	(24,190,034)
3.50%, 01/01/37 - 01/01/52		(2,513)	(2,645,454)
4.00%, 01/01/52		(37,558)	(39,949,288)
4.50%, 01/01/52		(5,135)	(5,500,763)
5.00%, 01/01/52		(905)	(986,182)
Total TBA Sale Commitments — (70.7)% (Proceeds: $(892,057,255))			(891,252,078)
Options Written — (0.0)% (Premiums Received: $(71,953))			(52,938)
Total Investments Net of Options Written and TBA Sale Commitments — 160.9% (Cost: $2,037,810,111)			2,030,408,430
Liabilities in Excess of Other Assets — (60.9)%			(768,872,684)
Net Assets — 100.0%			$ 1,261,535,746
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Represents or includes a TBA transaction.
(d)	Annualized 7-day yield as of period end.
(e)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	66	03/31/22	$ 14,399	$ (2,043)
Short Contracts
Euro Dollar	18	03/14/22	4,484	150
U.S. Treasury Bonds (30 Year)	27	03/22/22	4,332	6,955
U.S. Treasury Notes (10 Year)	189	03/22/22	24,658	(14,586)
U.S. Ultra Treasury Notes (10 Year)	22	03/22/22	3,222	(59,419)
U.S. Treasury Notes (5 Year)	481	03/31/22	58,190	(15,923)
Euro Dollar	18	06/13/22	4,473	6,724
Euro Dollar	18	09/19/22	4,464	12,463
Euro Dollar	18	12/19/22	4,453	13,362
				(50,274)
				$ (52,317)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series M Portfolio
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year)	154	01/21/22	USD	131.00	USD	20,073	$ (52,938)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.68%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/24/22	USD	15,500	$ (108,818)	$ —	$ (108,818)
1.72%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/26/22	USD	4,400	(31,757)	—	(31,757)
1.84%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	07/18/22	USD	8,000	(132,146)	—	(132,146)
3-month LIBOR, 0.21%	Quarterly	1.62%	Semi-Annual	07/21/22	USD	20,000	284,782	—	284,782
3-month LIBOR, 0.21%	Quarterly	1.63%	Semi-Annual	07/21/22	USD	8,000	114,879	—	114,879
1.81%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	07/25/22	USD	4,500	(72,594)	—	(72,594)
1.78%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	07/26/22	USD	9,700	(153,867)	—	(153,867)
3-month LIBOR, 0.21%	Quarterly	1.60%	Semi-Annual	08/04/22	USD	18,700	258,098	—	258,098
1.53%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	08/08/22	USD	15,500	(202,635)	—	(202,635)
3-month LIBOR, 0.21%	Quarterly	1.42%	Semi-Annual	09/10/22	USD	5,300	60,976	—	60,976
0.05%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/22	USD	308	674	—	674
SOFR, 0.05%	At Termination	0.05%	At Termination	10/21/22	USD	308	(661)	—	(661)
0.18%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/25	USD	232	7,490	—	7,490
SOFR, 0.05%	At Termination	0.17%	At Termination	10/21/25	USD	232	(7,466)	—	(7,466)
1.61%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	10/01/29	USD	6,300	(71,378)	—	(71,378)
0.56%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/30	USD	83	5,012	—	5,012
SOFR, 0.05%	At Termination	0.53%	At Termination	10/21/30	USD	83	(5,154)	—	(5,154)
							$ (54,565)	$ —	$ (54,565)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 353,205	$ 181,872	$ 171,333
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	370,865	200,320	170,545
							$ 724,070	$ 382,192	$ 341,878
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	8,000	$ (747,054)	$ (915,343)	$ 168,289
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	10,400	(971,171)	(451,005)	(520,166)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	(390,687)	(305,831)	(84,856)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(333,383)	(262,999)	(70,384)
								$ (2,442,295)	$ (1,935,178)	$ (507,117)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 155,356	$ —	$ 155,356
Non-Agency Mortgage-Backed Securities	—	197,969,661	—	197,969,661
U.S. Government Sponsored Agency Securities	—	2,107,840,362	—	2,107,840,362
Short-Term Securities
Certificates of Deposit	—	318,807,945	—	318,807,945
Money Market Funds	6,141,366	—	—	6,141,366
U.S. Treasury Obligations	—	290,798,756	—	290,798,756
Liabilities
TBA Sale Commitments	—	(891,252,078)	—	(891,252,078)
	$ 6,141,366	$ 2,024,320,002	$ —	$ 2,030,461,368
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 510,167	$ —	$ 510,167
Interest Rate Contracts	39,654	731,911	—	771,565
Liabilities
Credit Contracts	—	(675,406)	—	(675,406)
Interest Rate Contracts	(144,909)	(786,476)	—	(931,385)
	$ (105,255)	$ (219,804)	$ —	$ (325,059)
(a)	Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced